Share Capital and Additional Paid in Capital Authorized - Schedule of Share Purchase Warrants Outstanding and Exercisable (Details) - $ / shares		6 Months Ended		12 Months Ended
	Aug. 02, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 21, 2023	Mar. 31, 2023	Mar. 17, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding		17,732,764	12,376,020	22,571,471	19,633,911	17,732,764		17,134,458		17,631,350
Exercise Price	$ 1	$ 1.21	$ 1.4	$ 1.35	$ 1.18	$ 1.21	$ 1	$ 1.29	$ 1.24	$ 1.05
Remaining life (years)	6 years 10 months 28 days
Expiry Date	Jun. 30, 2030
Exercise Price One
Class of Warrant or Right [Line Items]
Outstanding		7,537,313		4,838,707	4,882,838
Exercise Price		$ 1.5		$ 1.24	$ 1
Remaining life (years)		1 year 9 months 29 days		2 months 26 days	3 months 25 days
Expiry Date		Apr. 29, 2026		Mar. 28, 2024	Apr. 26, 2023
Exercise Price Two
Class of Warrant or Right [Line Items]
Outstanding		10,195,451		7,537,313	192,500
Exercise Price		$ 1		$ 1.5	$ 0.62
Remaining life (years)		6 years		2 years 3 months 29 days	3 months 25 days
Expiry Date		Jun. 30, 2030		Apr. 29, 2026	Apr. 26, 2023
Exercise Price Three
Class of Warrant or Right [Line Items]
Outstanding			4,838,707	10,142,874	2,182,553
Exercise Price			$ 1.24	$ 1	$ 0.39
Remaining life (years)			9 months	6 years 6 months	4 months 2 days
Expiry Date			Mar. 28, 2024	Jun. 30, 2030	Apr. 26, 2023
Exercise Price Four
Class of Warrant or Right [Line Items]
Outstanding			7,537,313		4,838,707
Exercise Price			$ 1.5		$ 1.24
Remaining life (years)			2 years 9 months 29 days		1 year 2 months 26 days
Expiry Date			Apr. 29, 2026		Mar. 28, 2024
Exercise Price Five
Class of Warrant or Right [Line Items]
Outstanding					7,537,313
Exercise Price					$ 1.5
Remaining life (years)					3 years 3 months 29 days
Expiry Date					Apr. 29, 2026
Previously Reported
Class of Warrant or Right [Line Items]
Outstanding				22,518,894